As filed with the U.S. Securities and
Exchange Commission on November 13, 2012
Registration Nos. 33-48696 and 811-6707

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ ]

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 27	[ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ ]

Amendment No. 29	[ X ]

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
(formerly Narragansett Insured Tax-Free Income Fund)

(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York 10017
(Address of Principal Executive Offices)

(212) 697-6666
(Registrant's Telephone Number)
Diana P. Herrmann
Aquila Investment Management LLC
380 Madison Avenue, Suite 2300
New York, New York 10017
(Name and Address of Agent for Service)

Copy to:

Roger P. Joseph, Esq.
Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110

It is proposed that this filing will become effective (check appropriate box):

[ X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(i)
[ ]	on (date) pursuant to paragraph (a)(i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on (date) pursuant to paragraph (a)(ii) of Rule 485.
[ ]	This post-effective amendment designates a new effective date for a previous post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 13th day of November, 2012.

AQUILA NARRAGANSETT TAX-FREE INCOME FUND (formerly Narragansett Insured Tax-Free Income Fund)
(Registrant)

By: /s/ Diana P. Herrmann
Diana P. Herrmann, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated below on November 13, 2012.

SIGNATURE	TITLE

/s/ Diana P. Herrmann *
Diana P. Herrmann	Trustee and President

/s/ Thomas A. Christopher *
Thomas A. Christopher	Trustee

/s/ David A. Duffy *
David A. Duffy	Chair of the Board of Trustees

/s/ Anne J. Mills *
Anne J. Mills	Trustee

/s/ John J. Partridge *
John J. Partridge	Trustee

/s/ James R. Ramsey *
James R. Ramsey	Trustee

/s/ Laureen L. White *
Laureen L. White	Trustee

/s/ Joseph P. DiMaggio
Joseph P. DiMaggio	Chief Financial Officer and Treasurer

* By:            /s/ Diana P. Herrmann
     Diana P. Herrmann
     *Attorney-in-Fact, pursuant to Power of Attorney

AQUILA NARRAGANSETT TAX-FREE INCOME FUND
(formerly Narragansett Insured Tax-Free Income Fund)

Exhibit List

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase